Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes In Accumulated OCI, Net of Tax and Net of Noncontrolling Interests
The following table presents the changes in Accumulated other comprehensive income (loss) ("Accumulated OCI"), net of tax and net of noncontrolling interests, for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized losses on investment securities:
Balance at beginning of period	¥(383,004)	¥(674,230)
Net change during the period	(28,028)	(218,267)
Balance at end of period	¥(411,032)	¥(892,497)
Net debt valuation adjustments:
Balance at beginning of period	¥(37,862)	¥(14,538)
Net change during the period	5,965	45,485
Balance at end of period	¥(31,897)	¥30,947
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥19,029	¥5,969
Net change during the period	(5,750)	(21,686)
Balance at end of period	¥13,279	¥(15,717)
Defined benefit plans:
Balance at beginning of period	¥(20,382)	¥29,124
Net change during the period	(9,681)	(16,948)
Balance at end of period	¥(30,063)	¥12,176
Foreign currency translation adjustments:
Balance at beginning of period	¥132,738	¥880,708
Net change during the period	245,484	1,409,554
Balance at end of period	¥378,222	¥2,290,262
Balance at end of period	¥(81,491)	¥1,425,171

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021			2022
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥19,768	¥(3,871)	¥15,897	¥(534,655)	¥132,963	¥(401,692)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(43,792)	13,390	(30,402)	296,064	(88,081)	207,983
Net change	(24,024)	9,519	(14,505)	(238,591)	44,882	(193,709)
Net unrealized gains on investment securities attributable to noncontrolling interests			13,523			24,558
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group			(28,028)			(218,267)
Net debt valuation adjustments:
Net debt valuation adjustments	8,270	(2,533)	5,737	65,470	(20,047)	45,423
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	329	(101)	228	89	(27)	62
Net change	8,599	(2,634)	5,965	65,559	(20,074)	45,485
Net debt valuation adjustments attributable to noncontrolling interests			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			5,965			45,485
Net unrealized losses on derivatives qualifying for cash flow hedges:
Net unrealized losses on derivatives qualifying for cash flow hedges	(1,034)	515	(519)	(22,892)	6,571	(16,321)
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(6,748)	1,691	(5,057)	(6,701)	1,662	(5,039)
Net change	(7,782)	2,206	(5,576)	(29,593)	8,233	(21,360)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			174			326
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(5,750)			(21,686)
Defined benefit plans:
Defined benefit plans	(12,034)	3,385	(8,649)	(23,354)	6,682	(16,672)
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(1,442)	798	(644)	(443)	250	(193)
Net change	(13,476)	4,183	(9,293)	(23,797)	6,932	(16,865)
Defined benefit plans attributable to noncontrolling interests			388			83
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(9,681)			(16,948)
Foreign currency translation adjustments:
Foreign currency translation adjustments	262,860	(13,271)	249,589	1,654,830	(196,704)	1,458,126
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	1,462	(448)	1,014	(12,257)	3,753	(8,504)
Net change	264,322	(13,719)	250,603	1,642,573	(192,951)	1,449,622
Foreign currency translation adjustments attributable to noncontrolling interests			5,119			40,068
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			245,484			1,409,554
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥207,990			¥1,198,138

Reclassification of Significant Items out of Accumulated OCI
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of operations for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of operations
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(43,692)	¥(9,738)	Investment securities gains (losses)—net
Impairment losses on investment securities	—	299,281	Investment securities gains (losses)—net
Other	(100)	6,521
	(43,792)	296,064	Total before tax
	13,390	(88,081)	Income tax expense (benefit)
	¥(30,402)	¥207,983	Net of tax
Net debt valuation adjustments	¥329	¥89	Equity in earnings of equity method investees—net
	329	89	Total before tax
	(101)	(27)	Income tax expense (benefit)
	¥228	¥62	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(5,589)	¥(5,173)	Interest income on Loans, including fees
Foreign exchange contracts	(1,159)	(1,528)	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
	(6,748)	(6,701)	Total before tax
	1,691	1,662	Income tax expense (benefit)
	¥(5,057)	¥(5,039)	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥3,425	¥4,165	Other non-interest expenses
Prior service cost(1)	(2,161)	(2,469)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(2,706)	(2,139)	Other non-interest expenses
	(1,442)	(443)	Total before tax
	798	250	Income tax expense (benefit)
	¥(644)	¥(193)	Net of tax
Foreign currency translation adjustments	¥1,462	¥(12,257)	Other non-interest income
	1,462	(12,257)	Total before tax
	(448)	3,753	Income tax expense (benefit)
	¥1,014	¥(8,504)	Net of tax
Total reclassifications for the period	¥(50,191)	¥276,752	Total before tax
	15,330	(82,443)	Income tax expense (benefit)
	¥(34,861)	¥194,309	Net of tax

Note:	(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.